Other receivables and contract assets	12 Months Ended
Dec. 31, 2022
Other Receivables And Contract Assets [Abstract]
Other receivables and contract assets	Other receivables and contract assets
Current other receivables and contract assets

	December 31,
	2022	2021
	£’000	£’000
VAT recoverable	3,040	2,169
Prepayments	5,935	3,153
Contract assets and accrued grant income	176	305
Accrued bank interest	746	—
Other receivables	4,721	686
	14,618	6,313
Non-current other receivables and contract assets

	December 31,
	2022	2021
	£’000	£’000
Other receivables	100	100
	100	100
A reconciliation of the movement in contract assets and accrued grant income for the Group is as follows:

	January 1, 2022	Recognised as income	Deductions	Foreign Exchange	December 31, 2022
	£’000	£’000	£’000	£’000	£’000
Grants	126	171	(143)	22	176
Collaborations	179	(69)	(110)	—	—
Total contract assets and accrued grant income	305	102	(253)	22	176

	January 1, 2021	Recognised as income	Deductions	December 31, 2021
	£’000	£’000	£’000	£’000
Grants	—	126	—	126
Collaborations	143	567	(531)	179
Total contract assets and accrued grant income	143	693	(531)	305